Fixed Assets	6 Months Ended
Dec. 31, 2022
Fixed Assets [Abstract]
Fixed Assets

Note 7. Fixed Assets

As of June 30, 2022	Chymosin osmosis equipment
Cost	10,617
Accumulated Depreciation	(1,699)
Net book amount	$8,918

Six months ended December 31, 2022
Opening net book amount	8,918
Depreciation	(849)
Closing net book amount	$8,069

As of December 31, 2022
Cost	10,617
Accumulated Depreciation	(2,548)
Net book amount	$8,069